Post-retirement pension and other defined benefit schemes - Scheme assets and obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Scheme assets
Derivatives:	$ (92)	$ (290)
Cash and cash equivalents	426	758
Other	315	314
Scheme deficit
Total fair value of scheme assets	6,479	7,030
Total value of scheme obligations	(7,907)	(8,108)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(1,428)
Company's own assets included in scheme assets	0	$ 1
Company's own assets included in scheme assets, as percentage of total plan assets		0.05%
Non-current other receivables
Scheme deficit
Included in other non-current receivables	92
Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(1,520)
Quoted
Scheme assets
Derivatives:		$ (4)
Cash and cash equivalents	58	337
Other	(1)	1
Scheme deficit
Total fair value of scheme assets	3,131	3,166
Unquoted
Scheme assets
Derivatives:	(92)	(286)
Cash and cash equivalents	368	421
Other	316	313
Scheme deficit
Total fair value of scheme assets	3,348	3,864
Scheme obligations
Scheme deficit
Total value of scheme obligations	(7,907)	(8,108)	$ (13,018)
Active membership
Scheme deficit
Total value of scheme obligations	(1,273)
Deferred membership
Scheme deficit
Total value of scheme obligations	(1,592)
Pensioners
Scheme deficit
Total value of scheme obligations	(5,042)
Government bonds
Scheme assets
Debt	2,495	2,095
Government bonds | Quoted
Scheme assets
Debt	2,495	2,095
Corporate bonds
Scheme assets
Debt	473	633
Corporate bonds | Quoted
Scheme assets
Debt	473	633
Investment funds: Listed Equities
Scheme assets
Investment funds:	377	318
Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	53	49
Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	324	269
Investment funds: Absolute Return/Multi Strategy
Scheme assets
Investment funds:	1,605	2,182
Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:	5	6
Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	1,600	2,176
Investment funds: Corporate Bonds/Credit
Scheme assets
Investment funds:	880	1,020
Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	48	49
Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	832	971
UK defined benefit plans
Scheme deficit
Total value of scheme obligations	(5,161)	(4,801)
Rest of Group defined benefit plans
Scheme deficit
Total value of scheme obligations	(990)	(973)
Pension schemes
Scheme deficit
Total fair value of scheme assets		7,030
Total value of scheme obligations		(8,108)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position		(1,078)
Pension schemes | Non-current other receivables
Scheme deficit
Included in other non-current receivables		90
Pension schemes | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations		(1,168)
Pension schemes | Active membership
Scheme deficit
Total value of scheme obligations		(1,120)
Pension schemes | Deferred membership
Scheme deficit
Total value of scheme obligations		(1,909)
Pension schemes | Pensioners
Scheme deficit
Total value of scheme obligations		(5,079)
Pension schemes | UK defined benefit plans
Scheme deficit
Total fair value of scheme assets	4,759	4,573
Total value of scheme obligations	(5,161)	(4,801)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(402)	(228)
Pension schemes | UK defined benefit plans | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(402)	(228)
Pension schemes | UK defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	53	52
Scheme deficit
Total fair value of scheme assets	2,809	1,983
Pension schemes | UK defined benefit plans | Unquoted
Scheme assets
Derivatives:	(532)	(608)
Cash and cash equivalents	363	415
Scheme deficit
Total fair value of scheme assets	1,950	2,590
Pension schemes | UK defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(5,161)	(4,801)	(7,941)
Pension schemes | UK defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(233)	(212)
Pension schemes | UK defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(853)	(804)
Pension schemes | UK defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(4,075)	(3,785)
Pension schemes | UK defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	2,383	1,931
Pension schemes | UK defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	373
Pension schemes | UK defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	321	265
Pension schemes | UK defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	1,131	1,701
Pension schemes | UK defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	667	817
Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	492	503
Total value of scheme obligations	(990)	(973)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(498)	(470)
Pension schemes | Rest of Group defined benefit plans | Non-current other receivables
Scheme deficit
Included in other non-current receivables	26	28
Pension schemes | Rest of Group defined benefit plans | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(524)	(498)
Pension schemes | Rest of Group defined benefit plans | Quoted
Scheme assets
Derivatives:		(2)
Other	(1)	1
Scheme deficit
Total fair value of scheme assets	162	174
Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	3	4
Other	316	311
Scheme deficit
Total fair value of scheme assets	330	329
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(990)	(973)	(1,300)
Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(442)	(424)
Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(294)	(299)
Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(254)	(250)
Pension schemes | Rest of Group defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	51	60
Pension schemes | Rest of Group defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	6	11
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	53	49
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	3	4
Pension schemes | Rest of Group defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:	5	6
Pension schemes | Rest of Group defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	8
Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	48	49
Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:		10
US
Scheme deficit
Total value of scheme obligations	(154)	(1,022)
US | Pension schemes
Scheme deficit
Total fair value of scheme assets	160	1,008
Total value of scheme obligations	(154)	(1,022)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	6	(14)
US | Pension schemes | Non-current other receivables
Scheme deficit
Included in other non-current receivables	66	62
US | Pension schemes | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(60)
Recognised assets offset against recognised liabilities, defined benefit plans		(76)
US | Pension schemes | Quoted
Scheme assets
Derivatives:		(2)
Cash and cash equivalents	5	285
Scheme deficit
Total fair value of scheme assets	160	1,009
US | Pension schemes | Unquoted
Scheme assets
Derivatives:		(3)
Other		2
Scheme deficit
Total fair value of scheme assets		(1)
US | Pension schemes | Scheme obligations
Scheme deficit
Total value of scheme obligations	(154)	(1,022)	(1,404)
US | Pension schemes | Active membership
Scheme deficit
Total value of scheme obligations	(45)	(54)
US | Pension schemes | Deferred membership
Scheme deficit
Total value of scheme obligations	(2)	(437)
US | Pension schemes | Pensioners
Scheme deficit
Total value of scheme obligations	(107)	(531)
US | Pension schemes | Government bonds | Quoted
Scheme assets
Debt	61	104
US | Pension schemes | Corporate bonds | Quoted
Scheme assets
Debt	94	622
SWEDEN
Scheme deficit
Total value of scheme obligations	(1,602)	(1,312)
SWEDEN | Pension schemes
Scheme deficit
Total fair value of scheme assets	1,068	946
Total value of scheme obligations	(1,602)	(1,312)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(534)	(366)
SWEDEN | Pension schemes | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(534)	(366)
SWEDEN | Pension schemes | Unquoted
Scheme assets
Derivatives:	440	325
Cash and cash equivalents	2	2
Scheme deficit
Total fair value of scheme assets	1,068	946
SWEDEN | Pension schemes | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,602)	(1,312)	$ (2,373)
SWEDEN | Pension schemes | Active membership
Scheme deficit
Total value of scheme obligations	(553)	(430)
SWEDEN | Pension schemes | Deferred membership
Scheme deficit
Total value of scheme obligations	(443)	(369)
SWEDEN | Pension schemes | Pensioners
Scheme deficit
Total value of scheme obligations	(606)	(513)
SWEDEN | Pension schemes | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	461	475
SWEDEN | Pension schemes | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	$ 165	$ 144